Debt - Schedule of Senior Secured Notes (Details) € in Millions		12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt		$ 10,000,000
Senior Notes
Debt Instrument [Line Items]
Principal		4,603,000,000				$ 5,393,000,000
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023
Debt Instrument [Line Items]
Principal		$ 61,000,000				61,000,000
Effective interest rate (as a percent)		5.47%	5.47%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023 | Debt Instrument, Redemption, Period 7
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023 | Debt Instrument, Redemption, Period 8
Debt Instrument [Line Items]
Redemption price, percentage		101.00%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024
Debt Instrument [Line Items]
Principal		$ 320,000,000	€ 300	$ 197,000,000	€ 200	566,000,000
Effective interest rate (as a percent)		3.68%	3.68%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024 | Subsequent event
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage		101.00%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025
Debt Instrument [Line Items]
Principal		$ 700,000,000		$ 400,000,000		1,100,000,000
Effective interest rate (as a percent)		6.71%	6.71%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage		101.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026
Debt Instrument [Line Items]
Principal		$ 750,000,000				750,000,000
Effective interest rate (as a percent)		4.34%	4.34%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage		101.00%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal		$ 800,000,000	€ 750			849,000,000
Effective interest rate (as a percent)		3.65%	3.65%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage		101.00%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal		$ 750,000,000				750,000,000
Effective interest rate (as a percent)		6.41%	6.41%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage		101.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal		$ 533,000,000	€ 500			566,000,000
Effective interest rate (as a percent)		2.50%	2.50%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage		101.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal		$ 750,000,000	€ 750			$ 750,000,000
Effective interest rate (as a percent)		5.39%	5.39%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage		101.00%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage		100.00%